Employee benefits - Expected benefit payments (Details) $ in Millions	Dec. 31, 2022 USD ($)
Overfunded Pension Plans [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	$ 248
Overfunded Pension Plans [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	252
Overfunded Pension Plans [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	256
Overfunded Pension Plans [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	259
Overfunded Pension Plans [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	261
Overfunded Pension Plans [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	1,326
Underfunded Pension Plans [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	31
Underfunded Pension Plans [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	30
Underfunded Pension Plans [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	30
Underfunded Pension Plans [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	29
Underfunded Pension Plans [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	29
Underfunded Pension Plans [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	138
Other Benefits [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	22
Other Benefits [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	24
Other Benefits [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	24
Other Benefits [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	26
Other Benefits [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	27
Other Benefits [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	$ 153